Bank borrowings - Amended Revolving Credit Facility - (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 11, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 29, 2019	Feb. 22, 2019	Feb. 21, 2019	Feb. 27, 2018
Borrowings [abstract]
Repayment of debt		$ 329,501	$ 106,514	$ 453,948
Revolving Credit Facility
Borrowings [abstract]
Maximum borrowing capacity					$ 1,500,000	$ 200,000	$ 200,000	$ 250,000	$ 250,000
Repayment of debt	$ 134,570